Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ 14,768	$ 17,970
Inventories included in cost of sales	33,960	40,473
Gross carrying amount
Schedule Of Inventory Disclosure [Line Items]
Finished goods	10,740	13,860
Components and parts	5,537	5,234
Inventory	16,277	19,094
Provision for obsolescence
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ (1,509)	$ (1,124)